Restructuring - Narratives (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	€ 6.2
Restructuring charges, included in accrued expenses and other liabilities	0.2
Selling and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.8
Technology And Content Expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2.9
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	€ 1.5